As filed with the Securities and Exchange Commission on July 18, 2024

Securities Act File No. 333-253997

Investment Company Act File No. 811-23645

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
	☐	Pre-Effective Amendment No.__
	☒	Post-Effective Amendment No. 145
AND/OR
☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
	☒	Amendment No. 146

NEOS ETF TRUST

(Exact Name of Registrant as Specified in its Charter)

13 Riverside Ave

Westport, CT 06880

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: 203.298.7300

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

Wilmington, Delaware 19801

(Name and address of agent for service)

Copy to:

Garrett Paolella

NEOS ETF Trust

13 Riverside Ave

Westport, CT 06880

Bibb L. Strench, Esq.
Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On July 23, 2024 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Parts A, B and C filed in Post-Effective Amendment No. 97 to the Registration Statement of NEOS ETF Trust on behalf of NEOS Enhanced Income Credit Select ETF (formerly NEOS Enhanced Income High Yield Bond ETF) as filed with the Securities and Exchange Commission pursuant to Rule 485(a) under the Securities Act of 1933 on December 5, 2023 (Accession Number 0001999371-23-000766), is herein incorporated by reference. This filing is being made pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 to extend the effectiveness of the Registration Statement until July 23, 2024.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirement for effectiveness of this Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the city of Westport, and State of Connecticut, on the 18th day of July 2024.

NEOS ETF Trust

By:	/s/ Garrett Paolella
Name:	Garrett Paolella
Title:	President, Principal Executive Officer, and Trustee

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following person in the capacities and on the date indicated.

Signature	Title	Date

/s/ Garrett Paolella	President, Principal Executive Officer, Trustee and Chairman	July 18, 2024
Garrett Paolella

/s/ Troy Cates	Trustee and Vice Chairman	July 18, 2024
Troy Cates

*	Trustee	July 18, 2024
Sharon Cheever

*	Trustee	July 18, 2024
Richard Keary

*	Trustee	July 18, 2024
John Jacobs

*	Trustee	July 18, 2024
Robert Sherry

/s/ Josh Hunter	Treasurer and Principal Financial Officer	July 18, 2024
Josh Hunter

*By:	/s/ Garrett Paolella
Garrett Paolella

* Attorney-in-Fact – Signed pursuant to a Power of Attorney dated March 26, 2024 for Ms. Sharon Cheever, and Mr. Richard Keary; a Power of Attorney dated March 27, 2024 for Mr. Robert Sherry; and a Power of Attorney dated March 28, 2024 for Mr. John Jacobs; and filed with Registrant’s registration statement on Form N-1A dated April 18, 2024 and herein incorporated by reference.